Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000232117 | Autopistas Metropolitanas de Puerto Rico LLCFR_05330KAA3
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000232117 | Municipal Electric Authority of GeorgiaFR_626207YS7
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232117 | Metropolitan Transportation Authority Dedicated Tax FundFR_59259NZH9
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232117 | Federal National Mortgage AssociationFR_3138W2WY7
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232117 | Louisville & Jefferson County Metropolitan Sewer DistrictFR_546589QY1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232117 | AAA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000232117 | AA
Holdings [Line Items]
Percent of Total Investments	58.10%
C000232117 | A
Holdings [Line Items]
Percent of Total Investments	30.90%
C000232117 | BBB
Holdings [Line Items]
Percent of Total Investments	9.00%
C000232117 | IndustryMunicipal
Holdings [Line Items]
Percent of Total Investments	80.90%
C000232117 | IndustryCommercial Services
Holdings [Line Items]
Percent of Total Investments	12.20%
C000232117 | IndustryFannie Mae MBS
Holdings [Line Items]
Percent of Total Investments	6.90%
C000232117 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	100.00%
C000232117 | United States
Holdings [Line Items]
Percent of Total Investments	80.90%
C000232117 | Puerto Rico
Holdings [Line Items]
Percent of Total Investments	19.10%
C000232117 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.90%
C000232117 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	12.20%
C000232117 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	80.90%
C000232116 | Autopistas Metropolitanas de Puerto Rico LLCFR_05330KAA3
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000232116 | Municipal Electric Authority of GeorgiaFR_626207YS7
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232116 | Metropolitan Transportation Authority Dedicated Tax FundFR_59259NZH9
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232116 | Federal National Mortgage AssociationFR_3138W2WY7
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232116 | Louisville & Jefferson County Metropolitan Sewer DistrictFR_546589QY1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232116 | AAA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000232116 | AA
Holdings [Line Items]
Percent of Total Investments	58.10%
C000232116 | A
Holdings [Line Items]
Percent of Total Investments	30.90%
C000232116 | BBB
Holdings [Line Items]
Percent of Total Investments	9.00%
C000232116 | IndustryMunicipal
Holdings [Line Items]
Percent of Total Investments	80.90%
C000232116 | IndustryCommercial Services
Holdings [Line Items]
Percent of Total Investments	12.20%
C000232116 | IndustryFannie Mae MBS
Holdings [Line Items]
Percent of Total Investments	6.90%
C000232116 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	100.00%
C000232116 | United States
Holdings [Line Items]
Percent of Total Investments	80.90%
C000232116 | Puerto Rico
Holdings [Line Items]
Percent of Total Investments	19.10%
C000232116 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.90%
C000232116 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	12.20%
C000232116 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	80.90%